Non-Adjusting Events After The Reporting Period	12 Months Ended
Dec. 31, 2017
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Non-Adjusting Events After The Reporting Period
44.	NON-ADJUSTING EVENTS AFTER THE REPORTING PERIOD

(a)	Certain supplementary provisions

On January 31, 2018, after arm-length negotiations and discussions, CUCL and Tower Company agreed on certain supplementary provisions based on the agreement signed between the Group and Tower Company on July 8, 2016, which mainly relate to a reduction in cost margin of Tower Company which forms the benchmark for pricing and an increase in co-tenancy discount rates offered to the Group regarding towers under co-sharing arrangement. The new terms apply to the leased tower portfolio as confirmed by both parties and will be effective from January 1, 2018 for a period of five years.

(b)	Restrictive shares

On February 9, 2018, the Board of Directors of A Share Company approved to implement an employee restrictive share incentive scheme. Under the initial grant, 848 million restrictive shares of A Share Company will be granted to employees, including the Group’s eligible employees, with vesting conditions prescribed for operating units and individuals on a predetermined basis.

(c)	Proposed dividend

After the statement of financial position date, the Board of Directors proposed a final dividend for 2017. For details, please refer to Note 30.